LIBERTY CONNECTICUT
                                 TAX-EXEMPT FUND

                                Semiannual Report
                                  July 31, 2002

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
--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Photo of Keith T. Banks

Dear Shareholder:

Demand for municipal bonds remained strong during the first half of 2002 as investors sought refuge from a declining stock market. Municipal bonds also benefited as short-term interest rates stabilized and long-term interest rates declined in a reversal of the expectations that were in place when the year began. In January, we were expecting a modest economic recovery and a rise in short-term interest rates later in the year. Then, when first-quarter US economic growth was stronger than expected, it appeared that the Federal Reserve Board might raise interest rates sooner rather than later. However, by June, a combination of factors had slowed the pace of the national economic recovery. The rate at which American businesses were replacing their inventories slowed. The positive effects of a mild winter on the homebuilding sector, which had resulted in a significant rise in housing starts during the early months of the year, began to wear off. Auto sales weakened as the discounts were reduced and consumers reined in their spending. As a result, expectations of a potential Fed boost of short-term interest rates diminished, and short-term rates ended the six-month period where they began.

The following report will provide you with detailed information about the fund's performance during this generally favorable period for the municipal bond market and the strategies used by portfolio manager Gary Swayze. As always, we thank you for investing in Liberty Connecticut Tax-Exempt Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks
Keith T. Banks
President

NET ASSET VALUE PER SHARE AS OF 7/31/02 ($)

         CLASS A                          8.09
         CLASS B                          8.09
         CLASS C                          8.09

DISTRIBUTIONS DECLARED PER SHARE

  2/1/02 - 7/31/02 ($)

         CLASS A                          0.18
         CLASS B                          0.15
         CLASS C                          0.16

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.


--------------------------------------------------------------------------------
             o NOT FDIC INSURED o May lose value o No bank guarantee
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

Value of a $10,000 investment
7/31/92 - 7/31/02

PERFORMANCE OF A $10,000 INVESTMENT

7/31/92 - 7/31/02 ($)

                  without      with
                   sales       sales
                  charge      charge
 Class A          18,184      17,320
 Class B          16,881      16,881
 Class C          17,783      17,783



Class A shares without sales charge         $18,184
----------------------------------------------------
Class A shares with sales charge            $17,320
----------------------------------------------------
Lehman Brothers Municipal Bond Index        $18,784
----------------------------------------------------

[Line chart]
                                       Class A     Class A      Lehman
                                        shares      shares    Brothers
                                          with     without   Municipal
                                         sales       sales        Bond
                                        charge      charge       Index

7/1992                                 10000.0      9525.0     10000.0
                                        9710.0      9248.8      9869.0
                                       10265.4      9777.8     10266.7
                                       10654.5     10148.4     10631.2
                                       10959.2     10438.6     10883.1
                                       11349.3     10810.2     11258.6
                                       11527.5     10980.0     11525.5
                                       10757.5     10246.5     10861.6
                                       11020.0     10496.5     11088.6
                                       10558.2     10056.7     10769.2
                                       10966.8     10445.9     11116.0
                                       11406.6     10864.8     11584.0
                                       11566.3     11016.9     11961.6
                                       12026.6     11455.4     12367.1
                                       12476.4     11883.8     12788.9
                                       12177.0     11598.6     12504.9
                                       12424.2     11834.0     12751.3
                                       12691.3     12088.5     13072.6
                                       12910.9     12297.6     13280.5
                                       12994.8     12377.5     13334.9
                                       13638.0     12990.2     14059.0
                                       13792.1     13137.0     14182.7
                                       14201.8     13527.2     14623.8
                                       14113.7     13443.3     14575.5
                                       14431.3     13745.8     14902.0
                                       14864.2     14158.2     15320.8
                                       15130.3     14411.6     15596.6
                                       15071.3     14355.4     15588.8
                                       14843.7     14138.6     15331.5
                                       14557.2     13865.8     15049.5
                                       14544.1     13853.3     15029.9
                                       14887.4     14180.2     15444.7
                                       15465.0     14730.4     15991.5
                                       15800.6     15050.0     16330.5
                                       16472.1     15689.7     17027.8
                                       16444.1     15663.0     17048.2
                                       17026.2     16217.5     17604.0
                                       17566.0     16731.6     18045.8
                                       17502.7     16671.3     18031.4
                                       17725.0     16883.1     18240.6
7/2002                                 18184.0     17320.0     18784.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. The principal value and investment returns will vary, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/02 (%)
Share class                                    A                          B                           C
Inception date                              11/1/91                    6/8/92                      8/1/97
-------------------------------------------------------------------------------------------------------------------
                                     without       with         without        with        without       with
                                      sales        sales         sales         sales        sales        sales
                                     charge       charge        charge        charge       charge       charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                  3.91        -1.02          3.53         -1.47          3.68         2.68
-------------------------------------------------------------------------------------------------------------------
1-year                                6.82         1.74          6.03          1.03          6.34         5.34
-------------------------------------------------------------------------------------------------------------------
5-year                                5.92         4.90          5.14          4.81          5.45         5.45
-------------------------------------------------------------------------------------------------------------------
10-year                               6.16         5.65          5.38          5.38          5.93         5.93
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/02 (%)
Share class                                    A                          B                           C
-------------------------------------------------------------------------------------------------------------------
                                    without       with         without        with         without       with
                                     sales        sales         sales         sales         sales        sales
                                    charge       charge        charge        charge        charge       charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                  4.22         -0.73         3.84         -1.16          3.99         2.99
-------------------------------------------------------------------------------------------------------------------
1-year                                7.28          2.18         6.48          1.48          6.80         5.80
-------------------------------------------------------------------------------------------------------------------
5-year                                6.17          5.14         5.38          5.06          5.71         5.71
-------------------------------------------------------------------------------------------------------------------
10-year                               6.34          5.83         5.56          5.56          6.11         6.11
-------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. The principal value and investment returns will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year
- 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes varies based on differences in sales charges and the fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class C shares (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. Returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

SEC YIELDS AS OF 7/31/02 (%)

CLASS A                            3.08
CLASS B                            2.50
CLASS C                            2.79

THE 30-DAY SEC YIELDS REFLECT THE FUND'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN EXPENSES, THE SEC YIELD WOULD HAVE BEEN 2.91%, 2.33% AND 2.32% FOR CLASS A, B AND C SHARES, RESPECTIVELY.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 7/31/02 (%)

CLASS A                            5.25
CLASS B                            4.26
CLASS C                            4.76

TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE COMBINED MAXIMUM EFFECTIVE 41.36% FEDERAL AND STATE INCOME TAX RATE. THIS TAX RATE DOES NOT REFLECT THE PHASEOUT OF EXEMPTIONS OR THE REDUCTION OF OTHERWISE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.

TOP 5 SECTORS AS OF 7/31/02 (%)
LOCAL GENERAL OBLIGATIONS          20.9
EDUCATION                          11.7
STATE GENERAL OBLIGATIONS          11.1
STATE APPROPRIATED                  7.0
SINGLE FAMILY                       5.6

SECTOR BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. SINCE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THE SAME SECTOR BREAKDOWNS IN THE FUTURE.



--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
For the six-month period that ended July 31, 2002, Liberty Connecticut Tax-Exempt Fund's class A shares returned 3.91%, without a sales charge. That was slightly lower than the six-month total return of 4.17% for the Lehman Brothers Municipal Bond Index.

During the fund's reporting period, investor sentiment swung from one extreme to another as expectations about the economy and interest rates changed. When it looked like the economic recovery might be stronger than expected, fears that the Federal Reserve might raise interest rates sooner rather than later put pressure on the bond market. However, when the economic recovery began to wane in the second quarter, investors began to speculate that the Fed might actually lower interest rates further--and bond prices got a boost.

FUND'S CONCENTRATION IN INTERMEDIATE
BONDS CONTINUES

While a decelerating economy generally helped the bond market in the second quarter, the fund's average to above-average concentration in intermediate bonds relative to its peers contributed to similar performance. During the period, issuance of Connecticut bonds with attractive structure and yields was limited and, therefore, purchases were also. As the state and its local issuers come to market in the coming quarters, more opportunities may be available to purchase intermediate issues with good call protection and attractive yields.

OUTLOOK IS FOR DECLINING YIELDS IN INTERMEDIATE MATURITY RANGE

We continue to expect an investment environment characterized by moderate economic growth and low inflation. As a result, we expect yields on municipal securities beyond the three- to five-year range to edge downward. In fact, given the trend toward declining rates in the intermediate-maturity range at the beginning of the third quarter, we would not be surprised to see some near-term profit-taking in municipal bonds.

CONNECTICUT FACES FISCAL PRESSURES

Although Connecticut enjoys high per capita wealth and has a history of budgeting conservatively, it has not escaped the fiscal pressures resulting from sharply lower income tax revenue--the result of diminished capital gains and stock-option related activity. Therefore, the state closed fiscal 2002 with an $812 million deficit, which it satisfied only by spending its entire "Rainy Day" fund and through deficit borrowing. Policy makers balanced fiscal 2003 by using "one-shot" financing solutions, as well as by increasing tobacco and liquor taxes and by cutting local aid. Over the past year, employment levels have dropped by one percentage point, the securities industry has stagnated and ongoing restructuring within the state's property and casualty insurance industry are sending cautionary signals. With this outlook, we are seeking to position the fund to anticipate a potentially more difficult state fiscal environment in 2003.

/s/ Gary Swayze

Gary Swayze

Gary Swayze is the portfolio manager of Liberty Connecticut Tax-Exempt Fund. He also manages other Liberty tax-exempt funds.


----------
Investing in tax-exempt bonds involves certain risks. The value of fund shares will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single state municipal bond funds pose additional risks because of their limited geographical diversification.


--------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
--------------------------------------------------------------------------------
[Bar chart]

                As of 7/31/02   As of 1/31/02
0-5 years               2.9           1.3
5-7 years               6.0           4.4
7-10 years             14.3          13.8
10-15 years            44.6          45.4
15-20 years             9.0          11.2
20-25 years             8.9           9.8
25 years and over       7.2           9.2
Cash equivalents        7.1           4.9


Maturity breakdowns are calculated as a percentage of total investments, including short term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

--------------------------------------------------------------------------------
QUALITY BREAKDOWN AS OF 7/31/02 (%)
--------------------------------------------------------------------------------
[Pie chart]

AAA:                    56.8
AA:                     23.7
A:                       8.3
BBB:                     3.1
Non-rated:               1.0
Cash equivalents:        7.1




Quality breakdowns are calculated as a percentage of total investments, including short term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Services, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS - 91.2%               PAR         VALUE
-------------------------------------------------------
EDUCATION - 12.0%
EDUCATION - 11.7%
State Health & Educational
   Facilities Authority:
   Connecticut College:
   Series 2000 D1,
     5.750% 07/01/30           $2,000,000   $ 2,149,880
   Series 2002 E,
     5.250% 07/01/22              400,000       414,108
   Hopkins School,
   Series 1998 A,
     4.750% 07/01/23            1,385,000     1,352,632
   Loomis Chaffee School,
   Series 2001 E,
     5.250% 07/01/21            1,765,000     1,818,585
   Quinnipiac College,
   Series 1998 E,
     4.700% 07/01/15            1,250,000     1,293,387
   St. Joseph College,
   Series 1999 A:
     5.250% 07/01/13              450,000       478,368
     5.250% 07/01/14              475,000       501,733
   State University,
   Series 1997 B,
     5.250% 11/01/17            2,500,000     2,620,775
   Trinity College:
   Series 1998 F,
     5.500% 07/01/21            2,000,000     2,204,280
   Series 2001 G,
     5.000% 07/01/21            1,000,000     1,020,210
   University of Connecticut:
   Series 2000 A:
     5.250% 05/15/15            1,500,000     1,636,575
     5.750% 11/15/29            2,000,000     2,322,120
   Series 2002 A,
     5.250% 11/15/14            2,135,000     2,366,647
   University of Hartford,
   Series 2002 E,
     5.375% 07/01/15            1,875,000     2,048,569
                                           ------------
                                             22,227,869
                                           ------------

STUDENT LOAN - 0.3%
State Higher Education
   Supplemental Loan Authority,
   Series 1991 A,
     7.200% 11/15/10              525,000       536,482
                                           ------------

-------------------------------------------------------
HEALTH CARE - 8.6
HOSPITALS - 4.7%
State Health & Educational
   Facilities Authority:
   Bridgeport Hospital,
   Series 1992 A,
     6.500% 07/01/12            1,000,000     1,023,460




                                      PAR         VALUE
-------------------------------------------------------
   Catholic Health East,
   Series 1999 F,
     5.750% 11/15/29           $1,000,000   $ 1,057,260
   Danbury Hospital,
   Series 1991 E,
     6.500% 07/01/14              230,000       233,259
   Hospital for Special Care,
   Series 1997 B,
     5.375% 07/01/17            1,500,000     1,469,070
   St. Raphael Hospital:
     Series 1991 E,
     6.750% 07/01/13            1,400,000     1,420,314
     Series 1992 F,
     6.200% 07/01/14              750,000       767,542
     Series 1992 G,
     6.200% 07/01/14              225,000       230,263
     Series 1993 H,
     5.250% 07/01/09            2,000,000     2,214,600
   Yale New Haven Hospital,
   Series 1992 G,
     6.500% 07/01/12              500,000       511,905
                                           ------------
                                              8,927,673
                                           ------------


INTERMEDIATE CARE FACILITIES - 0.3%
State Housing Finance Authority,
   Series 2000,
     5.850% 06/15/30              500,000       530,765
                                           ------------


NURSING HOMES - 3.6%
State Development Authority:
   Clintonville Manor Realty,
   Series 1992,
     6.750% 06/20/21            1,490,000     1,506,539
   Duncaster, Inc.,
   Series 1992:
     6.700% 09/01/07              250,000       256,055
     6.750% 09/01/15            1,250,000     1,280,412
   Mary Wade Home,
   Series 1999 A,
     6.375% 12/01/18            1,000,000     1,076,120
State Health & Educational
   Facilities Authority:
   Noble Horizons Project,
   Series 1993 A,
     5.875% 11/01/12              640,000       662,477
   Pope John Paul II Center
   for Health, Series 1994,

     6.250% 11/01/13            2,000,000     2,202,700
                                           ------------
                                              6,984,303
                                           ------------
-------------------------------------------------------




See notes to investment portfolio.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
HOUSING -- 7.7%
MULTI FAMILY -- 2.1%
Greenwich Housing Authority,
   Greenwich Close Apartments,
   Series 1997 A,
     6.350% 09/01/27           $  750,000    $  721,875
New Britain Housing Authority,
   Nathan Hale Apartments,
   Series 1992 B,
     6.875% 07/01/24            2,590,000     2,642,344
Waterbury Nonprofit Housing
   Corp, Fairmont Heights,
   Series 1993 A,
     6.500% 01/01/26              600,000       606,378
                                           ------------
                                              3,970,597
                                           ------------

SINGLE FAMILY -- 5.6%
State Housing Finance Authority:
   Series 1990 B4,
     7.300% 11/15/03                5,000         5,070
   Series 1991 C1:
     6.450% 11/15/11            1,325,000     1,358,960
     6.600% 11/15/23              185,000       189,422
   Series 1992 B,
     6.700% 11/15/12            2,215,000     2,270,774
   Series 1993 B:
     5.650% 05/15/06              550,000       571,246
     6.200% 05/15/12            5,000,000     5,181,750
   Series 1997 D2,
     5.600% 11/15/21            1,000,000     1,032,120
                                           ------------
                                             10,609,342
                                           ------------

-------------------------------------------------------
INDUSTRIAL -- 1.7%
FOREST PRODUCTS -- 0.5%
Sprague, International Paper Co.
   Project, Series 1997 A,
     5.700% 10/01/21            1,000,000       971,550
                                           ------------

MANUFACTURING -- 1.2%
State Development Authority,
   Pfizer, Inc. Project,
   Series 1994,
     7.000% 07/01/25            2,000,000     2,240,460
                                           ------------

OTHER -- 1.4%
REFUNDED/ESCROWED (A) -- 1.4%
South Central Regional Water Authority,
   Series 1993,
     5.750% 08/01/12              200,000       212,470
                                           ------------




                                      PAR         VALUE
-------------------------------------------------------
State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06           $  930,000   $ 1,055,550
State Disposal Facility,
   Netco-Waterbury Ltd.,
   Series 1995,
     9.375% 06/01/16            1,125,000     1,326,094
State Health & Educational
   Facilities Authority,
   Lutheran General Health
   Care System, Series 1989,
     7.250% 07/01/04               55,000        58,917
State of Connecticut,
   Series 1993 B,
     5.400% 09/15/09               25,000        28,172
                                           ------------
                                              2,681,203
                                           ------------

--------------------------------------------------------
RESOURCE RECOVERY -- 3.3%
Bristol Resource Recovery Facility
   Operation Committee,
   Ogden Martin Systems, Inc.,
   Series 1995,
     6.500% 07/01/14            1,500,000     1,361,550
State Resource Recovery Authority,
   American Re Fuel Co.:
   Series 1992 A,
     6.450% 11/15/22            1,425,000     1,439,250
   Series 1998 A,
     5.125% 11/15/14            2,000,000     2,090,620
   Series 2001 AII,
     5.500% 11/15/15            1,500,000     1,488,015
                                           ------------
                                              6,379,435
                                           ------------

-------------------------------------------------------
TAX BACKED -- 43.7%
LOCAL GENERAL OBLIGATIONS -- 20.9%
Bethel, Series 1991,

     6.500% 02/15/09            1,220,000     1,439,271
Bridgeport:
   Series 1996 A,
     6.500% 09/01/08            3,000,000     3,514,290
   Series 1997 A,
     6.250% 03/01/12            2,465,000     2,952,774
Cheshire, Series 2000 B,
     5.000% 08/01/14            1,720,000     1,880,940
Danbury:
   Series 1992,
     5.625% 08/15/11              690,000       791,244
   Series 1994:
     4.500% 02/01/12            1,280,000     1,345,677
     4.500% 02/01/13            1,280,000     1,341,158




See notes to investment portfolio.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
Darien, Series 1999,
     4.500% 08/01/18           $  500,000    $  500,335
Farmington, Series 1993:
     5.700% 01/15/12              590,000       675,810
     5.700% 01/15/13              570,000       655,278
Granby, Series 1993:
     6.500% 04/01/09              200,000       235,156
     6.550% 04/01/10              175,000       208,455
Hamden, Series 1992:
     6.000% 10/01/11              425,000       436,743
     6.000% 10/01/12              425,000       436,743
Hartford County Metropolitan
   District:
     5.625% 02/01/11              600,000       683,580
     5.625% 02/01/12              600,000       683,046
     5.625% 02/01/13              600,000       684,588
   Series 1991,
     6.200% 11/15/10              220,000       261,358
   Series 1993:
     5.200% 12/01/12              600,000       668,484
     5.200% 12/01/13              500,000       557,115
Montville, Series 1993,
     6.300% 03/01/12              335,000       399,652
New Britain:
   Series 1992,
     6.000% 02/01/08              400,000       456,724
   Series 1993 A,
     6.000% 10/01/12            2,000,000     2,373,640
   Series 1993 B,
     6.000% 03/01/12            1,000,000     1,177,930
New Haven:
   Series 2002 A,
     5.250% 11/01/16            2,000,000     2,173,080
   Series 2002 B,
     5.000% 11/01/16            2,240,000     2,388,848
North Branford,
   Series 2001,
     5.000% 10/01/15              875,000       932,557
Norwich, Series 1994:
     5.750% 09/15/13              875,000       964,425
     5.750% 09/15/14              870,000       958,914
Seymour, Series 2001 B,
     5.250% 08/01/16              850,000       916,317




                                      PAR         VALUE
-------------------------------------------------------
Stamford:
   Series 1992,
     6.125% 11/01/11           $1,050,000   $ 1,083,474
   Series 1995,
     5.250% 03/15/14            1,000,000     1,037,670
State Regional School District:
   No. 5, Series 1993,
     5.600% 02/15/12              150,000       156,414
   No. 14, Series 1991,
     6.100% 12/15/06              285,000       325,091
Suffield, Series 2001,
     4.750% 06/15/21            1,000,000       999,950
Vernon, Series 1988,
     7.100% 10/15/03              250,000       266,537
Waterbury, Series 2002 A,
     5.375% 04/15/16            1,655,000     1,797,131
Westbrook, Series 1992:
     6.300% 03/15/12              265,000       318,673
     6.400% 03/15/09              630,000       741,119
PR Commonwealth of Puerto Rico
   Municipal Finance Agency,
   Series 1999 A,
     5.500% 08/01/23              350,000       368,210
                                           ------------
                                             39,788,401
                                           ------------

SPECIAL NON PROPERTY TAX -- 4.7%
State Special Tax Obligatory
   Revenue:
   Series 1992 B,
     6.125% 09/01/12            5,600,000     6,625,248
   Series 2001 A,
     5.375% 10/01/16            1,000,000     1,091,760
PR Commonwealth of Puerto Rico
Highway & Transportation
   Authority, Series 1993,
     5.500% 07/01/09            1,110,000     1,259,151
                                           ------------
                                              8,976,159
                                           ------------

STATE APPROPRIATED -- 7.0%
Juvenile Training School,
   Series 2001,
     4.750% 12/15/25            4,260,000     4,007,638
State Development Authority,
   Series 1993 A,
     5.250% 11/15/11              750,000       818,130




See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
TAX BACKED (CONTINUED)
STATE APPROPRIATED (CONTINUED)
State Health & Educational Facilities
   Authority, American Health
   Foundation/Windsor Project,
   Series 1994,
     7.125% 11/01/24           $2,000,000   $ 2,273,400
PR Commonwealth of Puerto Rico
   Public Building Authority:
   Series 1993 M,
     5.700% 07/01/16            3,300,000     3,454,869
   Series 1997 B,
     5.000% 07/01/13            1,000,000     1,061,160
PR Commonwealth of Puerto Rico
   Public Finance Corp.,
   Series 2002 E,
     5.500% 08/01/27            1,500,000     1,646,595
                                           ------------
                                             13,261,792
                                           ------------

STATE GENERAL OBLIGATIONS -- 11.1%
State Government:
   Series 1990 B,
     (b) 11/15/10               1,450,000     1,056,180
   Series 1993 B,
     5.400% 09/15/09            2,975,000     3,352,438
   Series 1998 C,
     4.500% 10/15/16            1,000,000     1,015,030
   Series 1999 B,
     5.875% 11/01/15            1,250,000     1,458,787
   Series 2000 B,
     5.875% 06/15/17            1,300,000     1,502,072
   Series 2000 C,
     5.250% 12/15/11            1,500,000     1,666,020
   Series 2001 C,
     5.500% 12/15/15            1,500,000     1,709,460
University of Connecticut,
   Series 2002 A,
     5.375% 04/01/16            1,200,000     1,315,008
PR Commonwealth of Puerto Rico:
   Series 2001,
     5.500% 07/01/16            1,250,000     1,418,475
   Aqueduct & Sewer Authority,
   Series 1995,
     6.000% 07/01/07            2,750,000     3,161,043
   Highway & Transportation
   Authority, Series 1993 X,
     5.500% 07/01/13            3,000,000     3,434,820
                                           ------------
                                             21,089,333
                                           ------------
-------------------------------------------------------




                                      PAR         VALUE
-------------------------------------------------------
TRANSPORTATION -- 3.5%
AIRPORTS -- 3.2%
Bradley International Airport:
   Series 2000 A:
     6.500% 07/01/18           $1,000,000   $ 1,073,930
     6.600% 07/01/24            1,000,000     1,062,390
   Series 2001 A:
     5.250% 10/01/14            2,000,000     2,129,320
     5.250% 10/01/16            1,795,000     1,882,255
                                           ------------
                                              6,147,895
                                           ------------

TRANSPORTATION -- 0.3%
New Haven, Series 2002,
     5.375% 12/01/15              500,000       560,570
                                           ------------

-------------------------------------------------------
UTILITY -- 9.3%
INDEPENDENT POWER PRODUCER -- 0.3%
PR Commonwealth of Puerto Rico
   Industrial, Educational,
   Medical & Environmental
   Cogeneration Facilities,
   AES Project, Series 2000,
     6.625% 06/01/26              500,000       514,230
                                           ------------

INVESTOR OWNED -- 0.5%
State Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B,
     5.950% 09/01/28            1,000,000     1,025,590
                                           ------------

MUNICIPAL ELECTRIC -- 3.2%
PR Commonwealth of Puerto Rico
   Electric Power Authority:
   Series 1998 EE,
     4.500% 07/01/18            1,500,000     1,502,925
   Series 2002 JJ,
     5.250% 07/01/15            2,000,000     2,224,540
   Series 2002 KK,
     5.500% 07/01/15            2,000,000     2,274,240
                                           ------------
                                              6,001,705
                                           ------------

WATER & SEWER -- 5.3%
South Central Regional Water
   Authority:
   Series 1993,
     5.750% 08/01/12            1,800,000     1,907,100
   Series 1999 A,
     5.125% 08/01/29            4,000,000     4,045,120




See notes to investment portfolio.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
-------------------------------------------------------
UTILITY (CONTINUED)
WATER & SEWER (CONTINUED)
State Clean Water Fund:
   Series 1993,
     5.875% 04/01/09           $1,000,000   $ 1,147,760
   Series 1999,
     5.125% 09/01/15            1,000,000     1,068,650
   Series 2001,
     5.500% 10/01/14            1,740,000     1,942,798
                                           ------------
                                             10,111,428
                                           ------------

TOTAL MUNICIPAL BONDS
   (cost of $161,091,797)                   173,536,782
                                           ------------

SHORT-TERM OBLIGATIONS -- 7.0%
-------------------------------------------------------
VARIABLE RATE DEMAND NOTES (C) -- 7.0%
AK Valdez,
   Exxon Pipeline Project,
   Series 1985,
     1.000% 10/01/25              600,000       600,000
CO Denver Health & Hospital
   Authority, Series 2001 B,
     1.150% 12/01/31              100,000       100,000
IA State Finance Authority:
   Burlington Medical Center,
   Series 1997,
     1.150% 06/01/27              500,000       500,000
   Morningside College,
   Series 2001,
     1.200% 07/01/26              600,000       600,000
   Village Court Association
   Project, Series 1985 A,
     1.400% 11/01/15              100,000       100,000
IA Webster County,
   St. Edmond Project,
   Series 2000,
     1.400% 07/01/20              555,000       555,000
MI State Strategic Fund,
   Detroit Symphony,
   Series 2001 A,
     1.100% 06/01/31              400,000       400,000
MN Hennepin County,
   Series 2000 B,
     1.250% 12/01/20              800,000       800,000
MN Mankato,
   Bethany Lutheran College,
   Series 2000 B,
     1.150% 11/01/15            1,300,000     1,300,000
MN Minneapolis:
   Series 1997 B,
     1.250% 12/01/07              325,000       325,000
   Series 1998 B,
     1.250% 12/01/16              700,000       700,000
   Series 2000,
     1.250% 12/01/10              400,000       400,000





                                      PAR         VALUE
-------------------------------------------------------
MO State Development Finance
   Board, St. Louis Convention
   Center, Series 2000 C,
     1.200% 12/01/20           $  830,000    $  830,000
MS Jackson County,
   Chevron U.S.A., Inc. Project,
   Series 1992,
     1.050% 12/01/16              400,000       400,000
NE State Educational Finance
   Authority, Creighton
   University, Series 2001,
     1.100% 08/01/31            4,700,000     4,700,000
NY Long Island Power Authority,
   Series 1998 2B,
     1.000% 05/01/33              700,000       700,000
NY State Energy Research &
   Development Authority,
   Niagara Mohawk,
   Series 1985 A,
     1.050% 07/01/15              300,000       300,000
                                           ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $13,310,000)                     13,310,000
                                           ------------

TOTAL INVESTMENTS -- 98.2%
   (cost of $174,401,797) (d)               186,846,782
                                           ------------

OTHER ASSETS & LIABILITIES, NET -- 1.8%       3,389,963
-------------------------------------------------------
NET ASSETS   100.0%                        $190,236,745
                                           ============


NOTES TO INVESTMENT PORTFOLIO:


(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b) Zero coupon bond.

(c) Variable rate demand notes are considered short term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2002.

(d) Cost for generally accepted accounting principles is $174,401,797. Cost for federal income tax purposes is $174,209,158. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

See notes to investment portfolio.

-------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------

July 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                       $174,401,797
                                           ------------
Investments, at value                      $186,846,782
Cash                                             91,190
Receivable for:
   Investments sold                             756,537
   Fund shares sold                             969,903
   Interest                                   2,316,981
Expense reimbursement due from Advisor           26,891
Deferred Trustees' compensation plan              4,624
                                           ------------
     Total Assets                           191,012,908
                                           ------------

LIABILITIES:
Payable for:
   Fund shares repurchased                      386,981
   Distributions                                249,723
   Management fee                                77,952
   Transfer agent fee                            27,497
   Pricing and bookkeeping fees                   4,673
   Trustees' fee                                    879
Deferred Trustees' fee                            4,624
Other liabilities                                23,834
                                           ------------
     Total Liabilities                          776,163
                                           ------------
NET ASSETS                                 $190,236,745
                                           ============

COMPOSITION OF NET ASSETS:
Paid-in capital                            $178,556,552
Undistributed net investment income             116,471
Accumulated net realized loss                  (881,263)
Net unrealized appreciation on investments   12,444,985
                                           ------------
NET ASSETS                                 $190,236,745
                                           ============
CLASS A:
Net assets                                 $107,954,506
Shares outstanding                           13,340,385
                                           ------------
Net asset value per share                  $       8.09(a)
                                           ============
Maximum offering price per share
   ($8.09/0.9525)                          $       8.49(b)
                                           ============
CLASS B:
Net assets                                 $ 58,962,775
Shares outstanding                            7,286,342
                                           ------------
Net asset value and offering price
   per share                               $       8.09(a)
                                           ============
CLASS C:
Net assets                                 $ 23,319,464
Shares outstanding                            2,881,718
                                           ------------
Net asset value and offering price
   per share                               $       8.09(a)
                                           ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.



-------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------

For the Six Months Ended July 31, 2002
(Unaudited)


INVESTMENT INCOME:
Interest                                     $4,653,044
                                             ----------

EXPENSES:
Management fee                                  444,922
Distribution fee:
   Class B                                      211,640
   Class C                                       66,561
Service fee:
   Class A                                      113,442
   Class B                                       61,640
   Class C                                       19,377
Pricing and bookkeeping fees                     42,924
Transfer agent fee                              143,527
Trustees' fee                                     6,134
Custody fee                                       3,317
Other expenses                                   43,448
                                             ----------
   Total Expenses                             1,156,932
Fees and expenses waived or reimbursed
   by Advisor                                  (149,757)
Fees waived by Distributor -- Class C           (26,822)
Custody earnings credit                            (776)
                                             ----------
   Net Expenses                                 979,577
                                             ----------
Net Investment Income                         3,673,467
                                             ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                  407,390
   Futures contracts                            (30,923)
                                             ----------
     Net realized gain                          376,467
                                             ----------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                2,664,756
   Futures contracts                            (40,584)
                                             ----------
     Net change in unrealized
       appreciation/depreciation              2,624,172
                                             ----------
Net Gain                                      3,000,639
                                             ----------
Net Increase in Net Assets
   from Operations                           $6,674,106
                                             ----------



See notes to investment portfolio.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              (UNAUDITED)
                               SIX MONTHS      YEAR
                                 ENDED         ENDED
INCREASE (DECREASE)             JULY 31,     JANUARY 31,
IN NET ASSETS:                    2002         2002
--------------------------------------------------------
OPERATIONS:
Net investment income        $  3,673,467   $  6,915,464
Net realized gain on
   investments and
   futures contracts              376,467      2,201,038
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts            2,624,172        128,588
                             ------------   ------------
Net Increase from Operations    6,674,106      9,245,090
                             ------------   ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (2,334,849)    (4,181,932)
   Class B                     (1,052,337)    (2,170,647)
   Class C                       (352,492)      (323,859)
From net realized gains:
   Class A                             --       (225,749)
   Class B                             --       (124,444)
   Class C                             --        (25,382)
                             ------------   ------------
Total Distributions Declared
   to Shareholders             (3,739,678)    (7,052,013)
                             ------------   ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               10,041,413     31,450,746
   Distributions reinvested     1,246,237      2,385,499
   Redemptions                 (8,751,643)   (12,740,644)
                             ------------   ------------
     Net Increase               2,536,007     21,095,601
                             ------------   ------------
Class B:
   Subscriptions                7,584,899     12,933,015
   Distributions reinvested       640,434      1,421,432
   Redemptions                 (6,170,929)   (23,253,671)
                             ------------   ------------
     Net Increase (Decrease)    2,054,404     (8,899,224)
                             ------------   ------------
Class C:
   Subscriptions               11,517,839      8,651,512
   Distributions reinvested       233,873        262,036
   Redemptions                   (905,337)    (1,445,386)
                             ------------   ------------
     Net Increase              10,846,375      7,468,162
                             ------------   ------------
Net Increase from
   Share Transactions          15,436,786     19,664,539
                             ------------   ------------
Total Increase in Net Assets   18,371,214     21,857,616

NET ASSETS:
Beginning of period           171,865,531    150,007,915
                             ------------   ------------
End of period (including
   undistributed net
   investment income of
   $116,471 and $182,682,
   respectively)             $190,236,745   $171,865,531
                             ============   ============








                              (UNAUDITED)
                               SIX MONTHS      YEAR
                                 ENDED         ENDED
                                JULY 31,     JANUARY 31,
                                  2002         2002
--------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                1,259,408      3,977,248
   Issued for distributions
     reinvested                   157,945        301,217
   Redemptions                 (1,104,028)    (1,612,550)
                             ------------   ------------
     Net Increase                 313,325      2,665,915
                             ------------   ------------
Class B:
   Subscriptions                  951,274      1,628,922
   Issued for distributions
     reinvested                    80,932        179,593
   Redemptions                   (776,267)    (2,939,701)
                             ------------   ------------
     Net Increase (Decrease)      255,939     (1,131,186)
                             ------------   ------------

Class C:
   Subscriptions                1,444,970      1,089,844
   Issued for distributions
     reinvested                    30,531         33,040
   Redemptions                   (113,940)      (182,356)
                             ------------   ------------
     Net Increase               1,361,561        940,528
                             ------------   ------------








See notes to investment portfolio.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)




NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Connecticut Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted on all debt securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)




DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the funds constituting Liberty Funds Trust V as follows:

      AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
      ------------------------   ---------------
       First $2 billion               0.50%
       Over $2 billion                0.45%

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended July 31, 2002, the annualized net asset based fee rate was 0.036%.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. During the six months ended July 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $20,047 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $45,781 and $4,746 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the six months ended July 31, 2002, the Fund's annualized service fee was 0.22%.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2002 (Unaudited)

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $776 of custody fees were reduced by balance credits for the six months ended July 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended July 31, 2002, purchases and sales of investments, other than short-term obligations, were $19,323,371 and $11,403,920, respectively.

Unrealized appreciation (depreciation) at July 31, 2002, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $12,728,134
     Gross unrealized depreciation            (90,510)
                                          -----------
        Net unrealized appreciation       $12,637,624
                                          -----------

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of July 31, 2002, the Fund did not have any open futures contracts.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended July 31, 2002, the Fund had no borrowings under the agreement.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:


                                            (UNAUDITED)
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED JANUARY 31,
                                              JULY 31,    -------------------------------------------------------------
CLASS A SHARES                                 2002         2002          2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   7.96     $   7.85      $   7.28     $   7.95     $   7.83     $   7.49
                                             --------     --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.17(a)      0.37(a)(b)    0.37(c)      0.37(c)      0.37(c)      0.39
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.14         0.11(b)       0.57        (0.67)        0.13         0.34
                                             --------     --------      --------     --------     --------     --------
   Total from Investment Operations              0.31         0.48          0.94        (0.30)        0.50         0.73
                                             --------     --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.18)       (0.35)        (0.37)       (0.37)       (0.37)       (0.39)
In excess of net investment income                 --           --            --           --        (0.01)          --(d)
From net realized gains                            --        (0.02)           --           --           --           --
                                             --------     --------      --------     --------     --------     --------
   Total Distributions Declared
     to Shareholders                            (0.18)       (0.37)        (0.37)       (0.37)       (0.38)       (0.39)
                                             --------     --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   8.09     $   7.96      $   7.85     $   7.28     $   7.95     $   7.83
                                             ========     ========      ========     ========     ========     ========
Total return (e)(f)                             3.91%(g)     6.25%        13.24%      (3.87)%        6.54%       10.00%
                                             ========     ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                    0.82%(i)     0.79%         0.78%        0.78%        0.77%        0.62%
Net investment income (h)                       4.41%(i)     4.61%(b)      4.95%        4.84%        4.69%        5.04%
Waiver/reimbursement                            0.17%(i)     0.18%         0.17%        0.15%        0.14%        0.29%
Portfolio turnover rate                            7%(g)        3%            8%           9%           6%          12%
Net assets, end of period (000's)            $107,955     $103,760      $ 81,385     $ 66,348     $ 83,156     $ 80,035

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 4.57% to 4.61%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)  Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:


                                           (UNAUDITED)
                                            SIX MONTHS
                                              ENDED                           YEAR ENDED JANUARY 31,
                                              JULY 31,    -------------------------------------------------------------
CLASS B SHARES                                 2002         2002          2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   7.96     $   7.85      $   7.28     $   7.95     $   7.83     $   7.49
                                             --------     --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.14(a)      0.31(a)(b)    0.32(c)      0.31(c)      0.31(c)      0.33
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.14         0.11(b)       0.57        (0.67)        0.13         0.34
                                             --------     --------      --------     --------     --------     --------
   Total from Investment Operations              0.28         0.42          0.89        (0.36)        0.44         0.67
                                             --------     --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.15)       (0.29)        (0.32)       (0.31)       (0.31)       (0.33)
In excess of net investment income                 --           --            --           --        (0.01)          --(d)
From net realized gains                            --        (0.02)           --           --           --           --
                                             --------     --------      --------     --------     --------     --------
   Total Distributions Declared
     to Shareholders                            (0.15)       (0.31)        (0.32)       (0.31)       (0.32)       (0.33)
                                             --------     --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   8.09     $   7.96      $   7.85     $   7.28     $   7.95     $   7.83
                                             ========     ========      ========     ========     ========     ========
Total return (e)(f)                             3.53%(g)     5.49%        12.42%      (4.59)%        5.73%        9.19%
                                             ========     ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                    1.57%(i)     1.54%         1.53%        1.53%        1.52%        1.37%
Net investment income (h)                       3.66%(i)     3.86%(b)      4.20%        4.09%        3.94%        4.29%
Waiver/reimbursement                            0.17%(i)     0.18%         0.17%        0.15%        0.14%        0.29%
Portfolio turnover rate                            7%(g)        3%            8%           9%           6%          12%
Net assets, end of period (000's)            $ 58,963     $ 55,997      $ 64,072     $ 76,246     $ 87,947     $ 84,370

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and increase the ratio of net investment income to average net assets from 3.82% to 3.86%. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(d)  Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:


                                           (UNAUDITED)
                                            SIX MONTHS
                                              ENDED                           YEAR ENDED JANUARY 31,
                                             JULY 31,     -------------------------------------------------------------
CLASS C SHARES                                 2002         2002          2001         2000         1999         1998(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $   7.96     $   7.85      $   7.28     $   7.95     $   7.83     $   7.71
                                             --------     --------      --------     --------     --------     --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.16(b)      0.33(b)(c)    0.34(d)      0.33(d)      0.33(d)      0.17
Net realized and unrealized gain (loss)
   on investments and futures contracts          0.13         0.12(c)       0.57        (0.67)        0.13         0.12
                                             --------     --------      --------     --------     --------     --------
   Total from Investment Operations              0.29         0.45          0.91        (0.34)        0.46         0.29
                                             --------     --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.16)       (0.32)        (0.34)       (0.33)       (0.33)       (0.17)
In excess of net investment income                 --           --            --           --        (0.01)          --
From net realized gains                            --        (0.02)           --           --           --           --
                                             --------     --------      --------     --------     --------     --------
   Total Distributions Declared
     to Shareholders                            (0.16)       (0.34)        (0.34)       (0.33)       (0.34)       (0.17)
                                             --------     --------      --------     --------     --------     --------
NET ASSET VALUE,
   END OF PERIOD                             $   8.09     $   7.96      $   7.85     $   7.28     $   7.95     $   7.83
                                             ========     ========      ========     ========     ========     ========
Total return (e)(f)                              3.68%(g)    5.79%        12.76%      (4.31)%        6.05%        3.90%(g)
                                             ========     ========      ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                    1.27%(i)     1.24%         1.23%        1.23%        1.22%        1.09%(i)
Net investment income (h)                       3.96%(i)     4.16%(c)      4.50%        4.39%        4.24%        4.48%(i)
Waiver/reimbursement                            0.47%(i)     0.48%         0.47%        0.45%        0.44%        0.58%(i)
Portfolio turnover rate                            7%(g)        3%            8%           9%           6%          12%
Net assets, end of period (000's)            $ 23,319     $ 12,108      $  4,551     $  2,768     $  1,333     $    480

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Effective February 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.13% to 4.16%. The impact to the net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002 have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.

--------------------------------------------------------------------------------
TRANSFER AGENT
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Connecticut Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081



PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Connecticut Tax-Exempt Fund

Liberty Connecticut Tax-Exempt Fund  SEMIANNUAL REPORT, JULY 31, 2002

                                                              ------------------
                                                                   PRSRT STD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                              ------------------

[LOGO]TM LIBERTY FUNDS

         A MEMBER OF COLUMBIA MANAGEMENT GROUP

         (C)2002 LIBERTY FUNDS DISTRIBUTOR, INC.
         A MEMBER OF COLUMBIA MANAGEMENT GROUP
         ONE FINANCIAL CENTER, BOSTON, MA 02111-2621







                                                778-03/683K-0702 (09/02) 02/1936